CONSIDERATION PAYABLE TO WEBANK	6 Months Ended
Jun. 30, 2025
Consideration Payable To Webank
CONSIDERATION PAYABLE TO WEBANK

9. CONSIDERATION PAYABLE TO WEBANK

	December 31, 2024	June 30, 2025
	RMB	RMB

Consideration payable to WeBank in total (i)	56,539	36,024
Less: current portion (recorded in “Other payables and other current liabilities” (Note 8)	(29,302)	(29,539)
	27,237	6,485

(i)	In 2020, the Group entered into agreements with WeBank in order to settle the Group’s remaining guarantee liabilities with regards to its historically-facilitated loans (“2020 Settlement Agreement”). Pursuant to the agreements, the Company will pay an aggregate amount of RMB372.0 million to WeBank from 2020 to 2025 as a guarantee settlement with a maximum annual settlement amount of no more than RMB84.0 million. Upon the signing of the 2020 July Agreement, the Group was no longer subject to guarantee obligations in relation to its historically facilitated loans for WeBank under the condition that the Group made the instalments based on the agreed-upon schedule in agreements.

Subsequently on June 21, 2021, the Company entered into a supplemental agreement with WeBank and under this supplemental agreement a total of RMB48.0 million instalment payments was waived immediately upon the effectiveness of this supplemental agreement. The effectiveness of this supplemental agreement was conditioned on the closing of the first tranche of financing with NIO Capital and Joy Capital. The first tranche of financing closed on July 12, 2021 and therefore this supplemental agreement became effective on July 12, 2021, and related waived payment, total amount of RMB73.7 million, was recorded in “Other operating income, net” for the fiscal year ended March 31, 2022.

On June 28, 2023, the Company entered into another supplemental agreement with WeBank to extend the repayment of RMB30.0 million due on June 30, 2023. Under the new terms, the repayment was divided into monthly instalments of to RMB5.0 million each month from June 2023 to November 2023, and the Company had made each repayment on schedule.

On December 31, 2023, the Company entered into another supplemental agreement with WeBank to extend the repayment of RMB30.0 million due on December 31, 2023. Under the new terms, the repayment was divided into monthly instalments of RMB2.5 million for each month from December 2023 to November 2024, and the Company has made each repayment on schedule.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

9. CONSIDERATION PAYABLE TO WEBANK (CONTINUED)

On June 21, 2024, the Company entered into another supplemental agreement with WeBank which revised and extended the repayment schedule of the last two instalments of RMB30.0 million each due on June 30, 2024 and December 31, 2024 respectively to the monthly repayments of RMB2.5 million for each month from December 2024 to November 2026. As a result of this modification, the Group classified the payables to WeBank amounting to RMB27.2 million repayable after twelve months from December 31, 2024 as “Consideration payable to WeBank” in non-current liabilities.

On June 30, 2025, the Company and WeBank mutually agreed that RMB5.9 million out of the outstanding payables under the 2020 Settlement Agreement to be waived, the gain from which was recorded in “Other operating income, net” for the six months ended June 30 2025.